Other Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 790.4
Impairment		€ 85.4
Ending balance	1,606.0	790.4
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,044.4	921.0
Additions	573.8	115.2
Disposals	(0.1)	(2.9)
Reclassifications	0.0	0.0
Currency differences	(21.8)	11.1
Additions from business combinations	413.1
Ending balance	2,009.4	1,044.4
Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(254.0)	(116.9)
Amortization	67.1	54.8
Impairment	88.5	83.3
Disposals	0.0	2.8
Currency differences	(6.2)	1.8
Ending balance	(403.4)	(254.0)
In-process R&D
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	485.5
Ending balance	473.3	485.5
In-process R&D | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	540.6	443.5
Additions	565.1
Disposals	0.0	0.0
Reclassifications	(644.8)	0.0
Currency differences	(14.8)	0.0
Additions from business combinations	167.7
Ending balance	613.8	540.6
In-process R&D | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(55.1)	0.0
Amortization	0.0	0.0
Impairment	85.4	55.1
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	(140.5)	(55.1)
Intellectual property rights, licenses, software and similar rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	282.2
Ending balance	1,112.1	282.2
Intellectual property rights, licenses, software and similar rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	481.1	455.1
Additions	6.6	6.2
Disposals	(0.1)	(2.9)
Reclassifications	648.8	11.6
Currency differences	(6.8)	11.1
Additions from business combinations	245.4
Ending balance	1,375.0	481.1
Intellectual property rights, licenses, software and similar rights | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(198.9)	(116.9)
Amortization	67.1	54.8
Impairment	3.1	28.2
Disposals	0.0	2.8
Currency differences	(6.2)	1.8
Ending balance	(262.9)	(198.9)
Work in progress and advance payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.7
Ending balance	20.6	22.7
Work in progress and advance payments | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22.7	22.4
Additions	2.1	11.9
Disposals	0.0	0.0
Reclassifications	(4.0)	(11.6)
Currency differences	(0.2)	0.0
Additions from business combinations	0.0
Ending balance	20.6	22.7
Work in progress and advance payments | Cumulative depreciation and impairment charges
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	0.0
Amortization	0.0	0.0
Impairment	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Ending balance	€ 0.0	€ 0.0